UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07089

Dreyfus Pennsylvania Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	8/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Pennsylvania Intermediate Municipal Bond Fund
August 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.9%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania--97.0%
Albert Gallatin Area School
District (Insured; MBIA)	5.15	9/1/14	1,220,000	1,236,250
Armstrong School District,
GO (Insured; XLCA)	5.00	3/15/22	1,465,000	1,564,503
Bethlehem Authority,
Guaranteed Water Revenue
(Insured; FSA)	5.00	11/15/15	2,000,000	2,167,720
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility)	5.90	1/1/27	250,000	258,355
Bucks County Water and Sewer
Authority, Revenue (Neshaminy
Interceptor) (Insured; AMBAC)	5.38	6/1/13	1,090,000	1,175,140
Butler Area Sewer Authority,
Sewer Revenue (Insured; FGIC)	0.00	1/1/10	600,000	528,120
Butler County
(Insured; FGIC)	5.25	7/15/13	1,000,000 a	1,092,810
Chester County,
GO	5.00	8/15/19	500,000	537,275
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/21	2,325,000	2,472,312
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/17	1,000,000	1,092,270
Delaware County	5.13	10/1/17	1,000,000	1,038,120
Delaware River Port Authority
(Port District Project)
(Insured; MBIA)	4.75	1/1/12	1,000,000	1,023,870
Eastern York School District,
GO (Insured; FSA)	5.00	9/1/23	1,640,000 b	1,753,849
Harrisburg Authority,
Office and Parking Revenue	5.75	5/1/08	805,000	822,879
Harrisburg Parking Authority,
Parking Revenue (Insured; FSA)	5.75	5/15/14	640,000	707,098
Harrisburg Redevelopment Authority
(Insured; FSA)	0.00	11/1/16	2,000,000	1,296,820
Kennett Consolidated School
District (Insured; FGIC)	5.25	2/15/16	1,000,000	1,083,850
McKeesport Area School District
(Insured; FGIC)	0.00	10/1/09	1,070,000	951,444
Monroe County Hospital Authority,
HR (Pocono Medical Center)

(Insured; Radian)	5.50	1/1/12	1,095,000	1,157,021
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA)	5.25	12/1/15	1,035,000	1,124,393
Mount Lebanon School District,
GO (Insured; MBIA)	5.00	2/15/13	1,000,000 a	1,074,620
Neshaminy School District
(Insured; MBIA)	5.00	4/15/16	1,250,000	1,344,637
Norristown
(Insured; FGIC)	5.00	9/1/20	1,125,000	1,194,255
Norristown
(Insured; Radian)	0.00	12/15/11	1,465,000	1,195,557
Norristown
(Insured; Radian)	0.00	12/15/13	735,000	549,604
North Allegheny School District
(Insured; FGIC)	5.00	5/1/15	1,625,000	1,744,665
Pennsylvania Finance Authority,
Revenue (Penn Hills Project)
(Insured; FGIC)	5.25	12/1/13	1,105,000	1,109,166
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.25	12/15/14	1,600,000	1,642,736
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/13	1,995,000	2,166,410
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/14	1,580,000	1,729,120
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;
FGIC)	5.25	6/15/16	1,200,000	1,248,468

Pennsylvania Public School
Building Authority, School
Revenue (Daniel Boone School
District Project) (Insured;
MBIA)	5.00	4/1/17	1,005,000	1,065,019
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.25	12/1/18	545,000	568,604
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.25	12/1/18	455,000	474,005
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/22	1,815,000	1,944,337
Philadelphia
(Insured; FGIC)	5.70	11/15/06	370,000	371,610
Philadelphia
(Insured; XLCA)	5.25	2/15/14	2,000,000	2,162,220
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.50	7/1/15	1,550,000	1,634,429
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	2,500,000	2,565,200
Philadelphia Hospitals and Higher
Education Facilities
Authority, Revenue (Temple
University Hospital)	6.50	11/15/08	1,350,000	1,388,677
Philadelphia Municipal Authority,
LR (Insured; FSA)	5.25	11/15/15	2,115,000	2,286,378
Pittsburgh School District,
GO (Insured; MBIA)	5.00	9/1/20	1,315,000	1,402,816
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	6.25	12/1/13	1,800,000	2,000,772
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	6.25	12/1/14	1,000,000	1,108,980
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/21	1,000,000	1,092,910
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; FSA)	5.00	5/1/18	545,000	579,373
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.25	9/15/20	750,000	807,127
Trinity Area School District

(Insured; FSA)	5.20	11/1/12	1,235,000	1,273,483
Wayne County Hospital and Health
Facilities Authority (Wayne
Memorial Hospital Project)
(Insured; MBIA)	5.25	7/1/16	2,135,000	2,299,032
West Mifflin Area School District,
GO (Insured; FSA)	5.00	10/1/22	710,000	757,201
West Mifflin Sanitary Sewer
Municipal Authority, Sewer
Revenue (Insured; MBIA)	4.90	8/1/13	880,000	898,550
Westmoreland County
(Insured; FGIC)	0.00	12/1/08	1,590,000	1,463,786
Wilson Area School District
(Insured; FGIC)	5.13	3/15/16	1,300,000	1,391,637
Wilson Area School District
(Insured; FSA)	5.00	5/15/16	1,135,000	1,214,825
York County Hospital Authority,
Revenue (Lutheran Social
Services Health Center)	6.25	4/1/11	1,000,000	1,000,290
Yough School District
(Insured; FGIC)	0.00	10/1/07	1,000,000	960,960
U.S. Related--1.9%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	320,000	339,142
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/23	1,000,000	1,073,390
Total Long-Term Municipal Investments
(cost $70,349,528)				72,208,090

Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.7%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania;
Montgomery County Industrial
Development Authority,
Retirement Community Revenue
(Adult Communities Total
Services Retirement Life
Communities Inc. Obligated
Group) (Insured; Radian and
Liquidity Facility; ABN-AMRO)	3.57	9/1/06	1,000,000 c	1,000,000
Philadelphia Hospitals and Higher
Educational Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;
JPMorgan Chase Bank)	3.55	9/1/06	1,000,000 c	1,000,000
Total Short-Term Municipal Investments
(cost $2,000,000)				2,000,000
Total Investments (cost $72,349,528)			101.6%	74,208,090
Liabilities, Less Cash and Receivables			(1.6%)	(1,141,489)
Net Assets			100.0%	73,066,601

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment-In-Lieu-Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Pennsylvania Intermediate Municipal Bond Fund

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	October 18, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)